Consolidated Statements of Operations - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Contract research and government grants		$ 469,532	$ 254,834
Revenue		16,964
Total revenue	$ 468,032	486,496	254,834
Operating expenses
Research and development	2,590,698	4,425,778	1,758,701
General and administrative expenses	4,533,652	6,019,285	2,935,299
Total operating expenses	7,124,350	10,445,063	4,694,000
Loss from operations	(6,656,318)	(9,958,567)	(4,439,166)
Other income (expense)
Other income			500
Interest income	970	1,936	1,339
Bargain purchase		1,725,881
Change in fair value of derivative liabilities	(877,490)	(877,490)	(968,840)
Total other income (expense)	(876,520)	850,327	(967,001)
Net loss	$ (7,532,838)	$ (9,108,240)	$ (5,406,167)
Net loss per common share - basic and diluted (in dollars per share)	$ 0	$ (0.54)	$ (0.40)
Weighted average common shares outstanding - basic and diluted (in shares)	16,419,225	16,990,536	13,349,482